File Number: 84-5765

For the reporting period ended December 31, 2001

APPROVAL
3235-0337
July 31, 2003
age burden
response.... 6.00
Estimated average burden hours per intermediate response.............1.50
Estimated average burden hours per minimum response................ .50

02004369

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

MAR 29 2002

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

RECEIVED APR - 1 2002

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

Milliman USA, Inc.

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

PROCESSED JUL 10 2002 THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☒ Yes ☐ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
Dreyfus Service Corporation	(obtaining)
The Vanguard Group, Inc.	(obtaining)
First American Funds, Inc.	(obtaining)
Frank Russell Trust Co.	(obtaining)

III. Federal Information Law and Requirements.

SEC's Collection of Information: An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Under Sections 17, 17A(c) and 23(a) of the Act and the rules and regulations thereunder, the SEC is authorized to solicit from registered transfer agents the information required to be supplied on Form TA-2. The filing of this Form is mandatory for all registered transfer agents. The information will be used for the principal purpose of regulating registered transfer agents but may be used for all routine uses of the SEC or of the ARAs. Information supplied on this Form will be included routinely in the public files of the ARAs and will be available for inspection by any interested person. Any member of the public may direct to the SEC any comments concerning the accuracy of the burden estimate on the application facing page of this Form, and any suggestions for reducing this burden. The Office of Management and Budget has reviewed this collection of information in accordance with the clearance requirements of 44 U.S.C. 3507. The applicable Privacy Act system of records is SEC-2. Form TA-2 is subject to the routine uses set forth at 40 FR 39255 (Aug. 27, 1975) and 41 FR 5318 (Feb. 5, 1976).

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

- [ ] Comptroller of the Currency
- [ ] Federal Deposit Insurance Corporation
- [ ] Board of Governors of the Federal Reserve System
- [X] Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- [X] Yes, filed amendment(s)
- [ ] No, failed to file amendment(s)
- [ ] Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 0

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 0

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

c. Number of individual securityholder DRS accounts as of December 31: 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
0	0	0	0	0	0

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:						
b. Receives items for transfer but does not maintain the master securityholder files:						
c. Does not receive items for transfer but maintains the master securityholder files:						

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: .... ________
   b. Number of issues for which DRS services were provided, as of December 31: .... ________
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues .... ________
      ii. amount (in dollars) .... ________

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues		
ii. Market value (in dollars)		

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): .... ________

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

☐ Yes ☐ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

____
____
____
____

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

☐ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... ________

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .... ________

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: .... ________
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): .... ________

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
Unknown	50 (est.)	Unknown

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 0

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form: Brandy A. Wilson	Title: Corporate Paralegal Telephone number: (206) 504-5654
Name of Official responsible for Form: (First name, Middle name, Last name) Brandy Ann Wilson	Date signed (Month/Day/Year): 3/29/02

File Number 84-5765	Supplement to Form TA-2
For the reporting period ended December 31, 2001	Full Name of Registrant Milliman USA, Inc.

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):
UAM Fund Services, Inc.	(obtaining)
DFA Investment Dimensions Group	(obtaining)
Fidelity Investments Institutional Operations	84-1839
Charles Schwab	(obtaining)